Financial instruments and risk management - Schedule of Detailed Information About Hedged Items by Risk Category (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair value hedges
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount of the hedged item	£ 5,935	£ 9,223
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount of the hedged item	£ 110	£ (355)
Line item in the statement of financial position where the hedged item is included	Borrowings	Borrowings
Changes in fair value used for calculating hedge ineffectiveness	£ (81)	£ 399
Cash flow hedges
Disclosure Of Detailed Information About Borrowings [Line Items]
Carrying amount of the hedged item	£ 858	£ 1,824
Line item in the statement of financial position where the hedged item is included	Borrowings	Borrowings
Changes in fair value used for calculating hedge ineffectiveness	£ 26	£ (55)
Cash flow hedge reserve	£ (362)	£ (464)